SHARE-BASED AWARDS (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED AWARDS
Summary of the stock option activity

A summary of the stock option activity for the year ended December 31, 2020, is as follows:

			Weighted-
		Weighted-	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise	Contractual	Value
	(in thousands)	Price	Term (in years)	(in thousands)
Balance – December 31, 2019	22,633	$3.00	6.9	$110,481
Retroactive conversion of shares due to Business Combination	13,976	(1.15)
Balance – December 31, 2019, as converted	36,609	$1.85	6.9	$110,481
Granted	—
Exercised	(5,649)	1.33
Forfeited	(5,513)	2.04
Expired	(1,289)	2.22
Balance – December 31, 2020	24,158	1.91	5.4	$502,767
Exercisable – December 31, 2020	18,961	1.55	4.6	$401,436

Summary of the RSU activity

A summary of the RSU activity for the year ended December 31, 2020, is as follows:

		Weighted-
	Number of	Average
	RSUs	Grant-Date
	(in thousands)	Fair Value
Unvested and outstanding – December 31, 2019	14,070	6.79
Retroactive conversion of shares due to Business Combination	8,689	(2.59)
Unvested and outstanding – December 31, 2019, as converted	22,759	$4.20
Granted	29,189	15.67
Forfeited	(5,423)	4.33
Unvested and outstanding – December 31, 2020	46,525	10.88
Vested and outstanding – December 31, 2020	—	—

Summary of the Restricted Shares activity

A summary of the Restricted Shares activity for the year ended December 31, 2020 is as follows:

	Number of	Average
	Restricted Shares	Grant-Date
	(In thousands)	Fair Value
Unvested – December 31, 2019	2,156	$5.98
Retroactive conversion of shares due to Business Combination	1,331	$(2.28)
Unvested – December 31, 2019, as converted	3,487	$3.70
Granted	—	—
Vested	(1,339)	3.63
Unvested – December 31, 2020	2,148	$3.74
Vested and outstanding – December 31, 2020	—	—

Summary of stock-based compensation expense in the statements of operations

Stock-based compensation expense is allocated based on the cost center to which the award holder belongs. The following table summarizes total stock-based compensation expense by function as presented in the statements of operations for the years ended December 31, 2020, 2019 and 2018, as follows (in thousands):

	2020	2019	2018
General and administrative	$33,020	$6,456	$8,424
Sales, marketing and operations	1,203	1,767	1,905
Technology and development	3,782	4,973	4,645
Total stock-based compensation expense	$38,005	$13,196	$14,974

Summary of assumptions used in the Black-Scholes Model for employee and non-employee stock options

The range of assumptions used in the Black-Scholes Model for employee and non-employee stock options for 2019, and 2018 are as follows:

	2019 Range	2018 Range
Fair value	$4.22 – $4.29	$1.42 – $3.02
Volatility	32% – 45%	32% – 34%
Risk-free rate	1.63% – 2.34%	2.68% – 3.17%
Expected life (in years)	5 – 7	5 – 7
Expected dividend	$—	$—